34 - CALVERT SOCIAL INDEX FUND ANNUAL REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 97.1%	SHARES	VALUE
Aerospace & Defense - 0.2%
BE Aerospace, Inc.*	1,517	$58,723
Hexcel Corp.*	1,582	38,300
Rockwell Collins, Inc.	2,492	137,982
Spirit AeroSystems Holdings, Inc.*	1,920	39,898
		274,903

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	2,620	182,824
Expeditors International of Washington, Inc.	3,425	140,288
FedEx Corp.	4,691	391,745
United Parcel Service, Inc., Class B	11,753	860,202
		1,575,059

Airlines - 0.3%
Alaska Air Group, Inc.*	581	43,627
Delta Air Lines, Inc.*	13,603	110,048
JetBlue Airways Corp.*	3,981	20,701
Southwest Airlines Co.	12,422	106,333
US Airways Group, Inc.*	2,618	13,273
		293,982

Auto Components - 0.5%
BorgWarner, Inc.*	1,729	110,207
Gentex Corp.	2,331	68,974
Johnson Controls, Inc.	10,846	339,046
Tenneco, Inc.*	971	28,916
TRW Automotive Holdings Corp.*	1,651	53,823
Visteon Corp.*	828	41,350
		642,316

Automobiles - 0.7%
Ford Motor Co.*	59,477	639,972
Harley-Davidson, Inc.	3,734	145,141
		785,113

Beverages - 3.6%
Dr Pepper Snapple Group, Inc.	3,487	137,667
Monster Beverage Corp.*	1,208	111,305
PepsiCo, Inc.	24,947	1,655,234
The Coca-Cola Co.	33,324	2,331,680
		4,235,886

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc.*	2,948	210,782
Alkermes plc*	1,519	26,370
Amgen, Inc.	13,987	898,105
Amylin Pharmaceuticals, Inc.*	2,041	23,227
Biogen Idec, Inc.*	3,860	424,793
Cepheid, Inc.*	1,007	34,651
Cubist Pharmaceuticals, Inc.*	951	37,679
Dendreon Corp.*	2,340	17,784
Gilead Sciences, Inc.*	11,986	490,587
Human Genome Sciences, Inc.*	3,044	22,495
Incyte Corp.*	1,582	23,746
InterMune, Inc.*	976	12,298
Myriad Genetics, Inc.*	1,471	30,803
Onyx Pharmaceuticals, Inc.*	990	43,511
Regeneron Pharmaceuticals, Inc.*	1,154	63,966
United Therapeutics Corp.*	809	38,225
Vertex Pharmaceuticals, Inc.*	3,325	110,423
		2,509,445

Building Products - 0.1%
A.O. Smith Corp.	626	25,115
Lennox International, Inc.	833	28,114
Masco Corp.	5,739	60,145
Owens Corning*	1,913	54,941
		168,315

Capital Markets - 2.5%
Affiliated Managers Group, Inc.*	830	79,639
Bank of New York Mellon Corp.	19,794	394,099
BlackRock, Inc.	1,619	288,571
Charles Schwab Corp.	16,266	183,155
E*Trade Financial Corp.*	4,165	33,153
Eaton Vance Corp.	1,856	43,876
Federated Investors, Inc., Class B	1,584	23,998
Franklin Resources, Inc.	2,355	226,221
Goldman Sachs Group, Inc.	6,804	615,286
Greenhill & Co., Inc.	478	17,385
Invesco Ltd.	7,246	145,572
Janus Capital Group, Inc.	2,860	18,047
Jefferies Group, Inc.	2,324	31,955
Legg Mason, Inc.	2,201	52,934
Northern Trust Corp.	3,432	136,113
SEI Investments Co.	2,485	43,115
State Street Corp.	7,850	316,433
Stifel Financial Corp.*	865	27,723
T. Rowe Price Group, Inc.	4,050	230,647
TD Ameritrade Holding Corp.	3,769	58,985
Waddell & Reed Financial, Inc.	1,372	33,984
		3,000,891

Chemicals - 1.1%
Air Products & Chemicals, Inc.	3,136	267,156
Airgas, Inc.	1,048	81,828
Ecolab, Inc.	4,320	249,739
International Flavors & Fragrances, Inc.	1,311	68,723
Praxair, Inc.	4,844	517,823
Sensient Technologies Corp.	767	29,069
Sigma-Aldrich Corp.	1,671	104,371
		1,318,709

Commercial Banks - 4.7%
Associated Banc-Corp.	2,652	29,623
Bank of Hawaii Corp.	760	33,812
BB&T Corp.	10,924	274,957
BOK Financial Corp.	433	23,785
CapitalSource, Inc.	4,823	32,314
CIT Group, Inc.*	3,159	110,154
City National Corp.	786	34,726
Comerica, Inc.	3,223	83,153
Commerce Bancshares, Inc.	1,340	51,081
Cullen/Frost Bankers, Inc.	905	47,884
East West Bancorp, Inc.	2,404	47,479
Fifth Third Bancorp	14,482	184,211
First Horizon National Corp.	4,353	34,824
FirstMerit Corp.	1,651	24,980
Fulton Financial Corp.	3,246	31,843
Hancock Holding Co.	1,251	39,994
Huntington Bancshares, Inc.	13,984	76,772
IBERIABANK Corp.	434	21,396
KeyCorp	15,022	115,519
M&T Bank Corp.	2,018	154,054
PNC Financial Services Group, Inc.	8,394	484,082
Popular, Inc.*	16,621	23,103
Prosperity Bancshares, Inc.	734	29,617
Regions Financial Corp.	20,412	87,772
Signature Bank*	736	44,153
SunTrust Banks, Inc.	8,462	149,777
SVB Financial Group*	649	30,951
Synovus Financial Corp.	10,724	15,121
TCF Financial Corp.	2,422	24,995
UMB Financial Corp.	499	18,588
Umpqua Holdings Corp.	1,841	22,810
US Bancorp	30,509	825,268
Valley National Bancorp	2,713	33,560
Webster Financial Corp.	1,070	21,817
Wells Fargo & Co.	79,517	2,191,489
Westamerica Bancorporation	469	20,589
Zions Bancorporation	2,985	48,596
		5,524,849

Commercial Services & Supplies - 0.2%
Avery Dennison Corp.	1,706	48,928
Covanta Holding Corp.	1,848	25,299
Herman Miller, Inc.	868	16,015
Pitney Bowes, Inc.	3,055	56,640
RR Donnelley & Sons Co.	3,018	43,550
United Stationers, Inc.	758	24,680
		215,112

Communications Equipment - 3.5%
Acme Packet, Inc.*	876	27,077
Adtran, Inc.	1,056	31,849
Arris Group, Inc.*	1,858	20,104
Aruba Networks, Inc.*	1,438	26,632
Ciena Corp.*	1,483	17,944
Cisco Systems, Inc.	85,783	1,550,957
F5 Networks, Inc.*	1,293	137,213
Harris Corp.	1,847	66,566
InterDigital, Inc.	683	29,758
JDS Uniphase Corp.*	3,528	36,832
Juniper Networks, Inc.*	8,340	170,219
Motorola Mobility Holdings, Inc.*	4,649	180,381
Motorola Solutions, Inc.	4,571	211,592
Plantronics, Inc.	774	27,585
Polycom, Inc.*	2,882	46,977
QUALCOMM, Inc.	26,803	1,466,124
Riverbed Technology, Inc.*	2,449	57,552
Tellabs, Inc.	5,458	22,050
Viasat, Inc.*	677	31,223
		4,158,635

Computers & Peripherals - 7.3%
Apple, Inc.*	14,793	5,991,165
Dell, Inc.*	25,653	375,303
Diebold, Inc.	1,091	32,806
EMC Corp.*	32,588	701,946
Hewlett-Packard Co.	31,706	816,747
Lexmark International, Inc.	1,250	41,338
NCR Corp.*	2,515	41,397
NetApp, Inc.*	5,923	214,827
QLogic Corp.*	1,782	26,730
SanDisk Corp.*	3,765	185,276
Seagate Technology plc	6,628	108,699
Western Digital Corp.*	3,671	113,617
		8,649,851

Construction & Engineering - 0.1%
AECOM Technology Corp.*	1,585	32,604
EMCOR Group, Inc.	1,057	28,338
Quanta Services, Inc.*	3,334	71,814
		132,756

Construction Materials - 0.0%
Eagle Materials, Inc.	678	17,397

Consumer Finance - 1.2%
American Express Co.	16,426	774,814
Capital One Financial Corp.	7,282	307,956
Discover Financial Services	8,591	206,184
SLM Corp.	8,265	110,751
		1,399,705

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,002	52,274
Ball Corp.	2,628	93,846
Bemis Co., Inc.	1,633	49,121
Owens-Illinois, Inc.*	2,662	51,589
Sealed Air Corp.	3,059	52,645
Sonoco Products Co.	1,585	52,242
		351,717

Distributors - 0.1%
Genuine Parts Co.	2,533	155,020

Diversified Consumer Services - 0.1%
Coinstar, Inc.*	493	22,501
DeVry, Inc.	987	37,960
ITT Educational Services, Inc.*	463	26,340
Sotheby's	1,050	29,956
Strayer Education, Inc.	189	18,369
Weight Watchers International, Inc.	485	26,680
		161,806

Diversified Financial Services - 3.0%
Bank of America Corp.	160,930	894,771
CME Group, Inc.	1,008	245,619
IntercontinentalExchange, Inc.*	1,162	140,079
JPMorgan Chase & Co.	60,633	2,016,047
Moody's Corp.	3,117	104,981
NYSE Euronext	4,139	108,028
The NASDAQ OMX Group, Inc.*	2,242	54,951
		3,564,476

Diversified Telecommunication Services - 2.9%
AboveNet, Inc.*	371	24,119
AT&T, Inc.	94,801	2,866,782
CenturyLink, Inc.	9,793	364,300
Frontier Communications Corp.	15,762	81,174
tw telecom, Inc.*	2,377	46,066
Windstream Corp.	9,201	108,020
		3,490,461

Electric Utilities - 0.2%
Cleco Corp.	966	36,805
Hawaiian Electric Industries, Inc.	1,459	38,634
IDACORP, Inc.	751	31,850
ITC Holdings Corp.	799	60,628
Portland General Electric Co.	1,189	30,070
		197,987

Electrical Equipment - 1.2%
Acuity Brands, Inc.	658	34,874
AMETEK, Inc.	2,540	106,934
Belden, Inc.	752	25,027
Brady Corp.	763	24,088
Cooper Industries plc	2,607	141,169
Emerson Electric Co.	11,883	553,629
General Cable Corp.*	778	19,458
GrafTech International Ltd.*	2,138	29,184
Hubbell, Inc., Class B	827	55,293
Regal-Beloit Corp.	629	32,060
Rockwell Automation, Inc.	2,262	165,963
Roper Industries, Inc.	1,545	134,214
Thomas & Betts Corp.*	849	46,355
		1,368,248

Electronic Equipment & Instruments - 1.1%
Amphenol Corp.	2,644	120,011
Anixter International, Inc.*	477	28,448
Arrow Electronics, Inc.*	1,782	66,665
Avnet, Inc.*	2,411	74,958
Corning, Inc.	24,961	323,994
Dolby Laboratories, Inc.*	883	26,940
Flextronics International Ltd.*	11,756	66,539
FLIR Systems, Inc.	2,516	63,076
Ingram Micro, Inc.*	2,608	47,439
Itron, Inc.*	637	22,785
Jabil Circuit, Inc.	3,071	60,376
Molex, Inc.	1,035	24,695
National Instruments Corp.	1,465	38,017
TE Connectivity Ltd.	6,846	210,925
Tech Data Corp.*	736	36,366
Trimble Navigation Ltd.*	1,999	86,757
Vishay Intertechnology, Inc.*	2,309	20,758
		1,318,749

Energy Equipment & Services - 0.8%
Bristow Group, Inc.	555	26,302
Cameron International Corp.*	3,846	189,185
CARBO Ceramics, Inc.	322	39,712
Core Laboratories NV	732	83,411
Dril-Quip, Inc.*	582	38,307
Exterran Holdings, Inc.*	1,002	9,118
FMC Technologies, Inc.*	3,791	198,004
Helix Energy Solutions Group, Inc.*	1,707	26,971
Key Energy Services, Inc.*	2,356	36,447
Lufkin Industries, Inc.	489	32,915
Noble Corp.*	4,110	124,204
SEACOR Holdings, Inc.*	371	33,004
Tidewater, Inc.	822	40,525
Unit Corp.*	751	34,846
		912,951

Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.	608	31,318
Costco Wholesale Corp.	6,916	576,241
CVS Caremark Corp.	21,459	875,098
Ruddick Corp.	657	28,014
Safeway, Inc.	5,529	116,330
SUPERVALU, Inc.	3,381	27,454
Sysco Corp.	9,308	273,004
United Natural Foods, Inc.*	779	31,168
Walgreens Co.	14,008	463,104
Whole Foods Market, Inc.	2,470	171,863
		2,593,594

Food Products - 1.4%
Campbell Soup Co.	3,135	104,207
Corn Products International, Inc.	1,180	62,056
Darling International, Inc.*	1,876	24,932
Flowers Foods, Inc.	2,265	42,990
General Mills, Inc.	9,657	390,239
Green Mountain Coffee Roasters, Inc.*	1,910	85,665
H.J. Heinz Co.	5,083	274,685
Hershey Co.	2,446	151,114
J.M. Smucker Co.	1,838	143,676
Kellogg Co.	3,888	196,616
McCormick & Co., Inc.	1,891	95,344
Ralcorp Holdings, Inc.*	872	74,556
TreeHouse Foods, Inc.*	565	36,940
		1,683,020

Gas Utilities - 0.4%
AGL Resources, Inc.	1,819	76,871
Atmos Energy Corp.	1,483	49,458
New Jersey Resources Corp.	631	31,045
Oneok, Inc.	1,554	134,716
Piedmont Natural Gas Co., Inc.	1,115	37,888
Questar Corp.	2,881	57,217
South Jersey Industries, Inc.	446	25,337
Southwest Gas Corp.	670	28,468
WGL Holdings, Inc.	811	35,863
		476,863

Health Care Equipment & Supplies - 2.1%
Alere, Inc.*	1,326	30,617
Becton Dickinson & Co.	3,248	242,691
CareFusion Corp.*	3,601	91,501
DENTSPLY International, Inc.	2,271	79,462
Edwards Lifesciences Corp.*	1,813	128,179
Gen-Probe, Inc.*	782	46,232
Haemonetics Corp.*	411	25,161
Hologic, Inc.*	4,120	72,141
IDEXX Laboratories, Inc.*	898	69,110
Intuitive Surgical, Inc.*	621	287,529
Masimo Corp.*	779	14,556
Medtronic, Inc.	16,929	647,534
NuVasive, Inc.*	580	7,302
ResMed, Inc.*	2,412	61,265
Sirona Dental Systems, Inc.*	888	39,108
St. Jude Medical, Inc.	5,155	176,818
Stryker Corp.	4,713	234,283
Teleflex, Inc.	632	38,735
The Cooper Co.'s, Inc.	722	50,915
Thoratec Corp.*	894	30,003
Varian Medical Systems, Inc.*	1,883	126,406
		2,499,548

Health Care Providers & Services - 2.0%
AMERIGROUP Corp.*	794	46,909
AmerisourceBergen Corp.	4,253	158,169
Brookdale Senior Living, Inc.*	1,627	28,294
Cardinal Health, Inc.	5,510	223,761
Catalyst Health Solutions, Inc.*	706	36,712
Centene Corp.*	803	31,791
CIGNA Corp.	4,555	191,310
Coventry Health Care, Inc.*	2,361	71,704
DaVita, Inc.*	1,501	113,791
Express Scripts, Inc.*	7,224	322,841
Health Management Associates, Inc.*	3,895	28,706
HealthSpring, Inc.*	1,091	59,503
Henry Schein, Inc.*	1,459	94,003
HMS Holdings Corp.*	1,413	45,188
Laboratory Corp. of America Holdings*	1,601	137,638
LifePoint Hospitals, Inc.*	768	28,531
Lincare Holdings, Inc.	1,475	37,922
Magellan Health Services, Inc.*	454	22,459
McKesson Corp.	3,891	303,148
Mednax, Inc.*	783	56,384
Owens & Minor, Inc.	993	27,595
Patterson Co.'s, Inc.	1,596	47,114
PSS World Medical, Inc.*	907	21,940
Quest Diagnostics, Inc.	2,526	146,660
VCA Antech, Inc.*	1,349	26,643
WellCare Health Plans, Inc.*	675	35,437
		2,344,153

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	2,995	56,726
Cerner Corp.*	2,257	138,241
		194,967

Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	1,284	34,360
Cheesecake Factory, Inc.*	930	27,296
Chipotle Mexican Grill, Inc.*	491	165,830
Darden Restaurants, Inc.	2,164	98,635
Panera Bread Co.*	450	63,652
Starbucks Corp.	11,862	545,771
Vail Resorts, Inc.	588	24,908
Wendy's Co.	5,353	28,692
		989,144

Household Durables - 0.4%
D.R. Horton, Inc.	4,425	55,799
Garmin Ltd.	1,966	78,267
Harman International Industries, Inc.	1,105	42,034
Mohawk Industries, Inc.*	880	52,668
PulteGroup, Inc.*	5,325	33,601
Tempur-Pedic International, Inc.*	1,059	55,629
Tupperware Brands Corp.	998	55,858
Whirlpool Corp.	1,233	58,506
		432,362

Household Products - 3.6%
Church & Dwight Co., Inc.	2,257	103,280
Colgate-Palmolive Co.	7,142	659,849
Kimberly-Clark Corp.	6,269	461,148
Procter & Gamble Co.	43,846	2,924,967
The Clorox Co.	2,106	140,175
		4,289,419

Industrial Conglomerates - 1.1%
3M Co.	10,255	838,141
Carlisle Co.'s, Inc.	972	43,060
Danaher Corp.	9,079	427,076
		1,308,277

Insurance - 3.6%
ACE Ltd.	5,404	378,928
Aflac, Inc.	7,519	325,272
Alleghany Corp.*	136	38,799
Allied World Assurance Co. Holdings AG	650	40,905
American Financial Group, Inc.	1,397	51,535
AON Corp.	5,161	241,535
Arch Capital Group Ltd.*	2,164	80,566
Arthur J. Gallagher & Co.	1,800	60,192
Aspen Insurance Holdings Ltd.	1,069	28,329
Assured Guaranty Ltd.	2,739	35,990
AXIS Capital Holdings Ltd.	2,113	67,531
Brown & Brown, Inc.	1,834	41,503
Cincinnati Financial Corp.	2,421	73,744
CNO Financial Group, Inc.*	3,670	23,158
Endurance Specialty Holdings Ltd.	711	27,196
Erie Indemnity Co.	465	36,344
Everest Re Group Ltd.	725	60,965
Fidelity National Financial, Inc.	3,676	58,559
First American Financial Corp.	1,611	20,411
Genworth Financial, Inc.*	7,910	51,810
Hanover Insurance Group, Inc.	728	25,444
Hartford Financial Services Group, Inc.	7,016	114,010
HCC Insurance Holdings, Inc.	1,788	49,170
Lincoln National Corp.	4,871	94,595
Markel Corp.*	156	64,689
PartnerRe Ltd.	1,102	70,759
Platinum Underwriters Holdings Ltd.	635	21,660
Principal Financial Group, Inc.	4,743	116,678
ProAssurance Corp.	461	36,797
Progressive Corp.	9,493	185,208
Protective Life Corp.	1,338	30,185
Prudential Financial, Inc.	7,712	386,525
RenaissanceRe Holdings Ltd.	845	62,843
StanCorp Financial Group, Inc.	781	28,702
The Chubb Corp.	4,437	307,129
Torchmark Corp.	1,688	73,242
Transatlantic Holdings, Inc.	987	54,019
Travelers Co.'s, Inc.	6,617	391,528
Unum Group	4,794	101,010
Validus Holdings Ltd.	1,155	36,383
White Mountains Insurance Group Ltd.	103	46,706
Willis Group Holdings plc	2,771	107,515
WR Berkley Corp.	1,793	61,661
XL Group plc	5,114	101,104
		4,310,834

Internet & Catalog Retail - 1.4%
Amazon.com, Inc.*	5,623	973,341
Expedia, Inc.	1,610	46,722
Liberty Media Corp. - Interactive*	9,047	146,697
Netflix, Inc.*	839	58,135
priceline.com, Inc.*	794	371,362
TripAdvisor, Inc.*	1,610	40,588
		1,636,845

Internet Software & Services - 3.2%
Akamai Technologies, Inc.*	2,912	93,999
AOL, Inc.*	1,692	25,549
eBay, Inc.*	17,673	536,022
Equinix, Inc.*	745	75,543
Google, Inc.*	4,056	2,619,771
Monster Worldwide, Inc.*	1,994	15,813
Rackspace Hosting, Inc.*	1,684	72,429
VistaPrint NV*	639	19,553
WebMD Health Corp.*	948	35,597
Yahoo!, Inc.*	18,706	301,728
		3,796,004

IT Services - 6.1%
Alliance Data Systems Corp.*	818	84,941
Amdocs Ltd.*	3,018	86,104
Automatic Data Processing, Inc.	7,858	424,411
Broadridge Financial Solutions, Inc.	1,997	45,032
Cognizant Technology Solutions Corp.*	4,842	311,389
Computer Sciences Corp.	2,426	57,496
Convergys Corp.*	1,857	23,714
CoreLogic, Inc.*	1,806	23,352
DST Systems, Inc.	640	29,133
Fidelity National Information Services, Inc.	4,176	111,040
Fiserv, Inc.*	2,275	133,634
Gartner, Inc.*	1,342	46,661
Genpact Ltd.*	1,695	25,340
Global Payments, Inc.	1,259	59,651
International Business Machines Corp.	18,807	3,458,231
Iron Mountain, Inc.	2,703	83,252
Jack Henry & Associates, Inc.	1,330	44,701
Lender Processing Services, Inc.	1,333	20,088
MasterCard, Inc.	1,688	629,320
NeuStar, Inc.*	1,042	35,605
Paychex, Inc.	5,119	154,133
Teradata Corp.*	2,660	129,037
Total System Services, Inc.	3,139	61,399
VeriFone Systems, Inc.*	1,667	59,212
Visa, Inc.	8,349	847,674
Western Union Co.	9,916	181,066
Wright Express Corp.*	573	31,102
		7,196,718

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	1,939	61,835
Mattel, Inc.	5,403	149,987
Polaris Industries, Inc.	1,012	56,652
		268,474

Life Sciences - Tools & Services - 0.7%
Agilent Technologies, Inc.*	5,452	190,438
Bio-Rad Laboratories, Inc.*	299	28,716
Illumina, Inc.*	1,997	60,869
Life Technologies Corp.*	2,844	110,660
Mettler-Toledo International, Inc.*	503	74,298
Techne Corp.	550	37,543
Thermo Fisher Scientific, Inc.*	6,054	272,249
Waters Corp.*	1,442	106,780
		881,553

Machinery - 2.4%
Actuant Corp.	1,081	24,528
AGCO Corp.*	1,548	66,518
CLARCOR, Inc.	825	41,242
Cummins, Inc.	2,752	242,231
Deere & Co.	6,605	510,897
Donaldson Co., Inc.	1,137	77,407
Dover Corp.	2,988	173,453
Eaton Corp.	5,384	234,366
Gardner Denver, Inc.	825	63,575
Graco, Inc.	972	39,745
Harsco Corp.	1,236	25,437
IDEX Corp.	1,286	47,723
Illinois Tool Works, Inc.	6,668	311,462
Lincoln Electric Holdings, Inc.	1,410	55,159
Middleby Corp.*	301	28,306
Nordson Corp.	974	40,109
PACCAR, Inc.	5,729	214,666
Pall Corp.	1,867	106,699
Pentair, Inc.	1,566	52,132
Robbins & Myers, Inc.	613	29,761
Snap-on, Inc.	916	46,368
SPX Corp.	832	50,145
Stanley Black & Decker, Inc.	2,692	181,979
Terex Corp.*	1,721	23,251
The Toro Co.	511	30,997
Valmont Industries, Inc.	336	30,505
WABCO Holdings, Inc.*	1,102	47,827
Woodward, Inc.	942	38,556
		2,835,044

Marine - 0.1%
Alexander & Baldwin, Inc.	679	27,717
Kirby Corp.*	856	56,359
		84,076

Media - 2.8%
CBS Corp., Class B	9,871	267,899
DIRECTV*	11,780	503,713
Discovery Communications, Inc.*	2,214	90,708
DISH Network Corp.	3,355	95,550
DreamWorks Animation SKG, Inc.*	1,011	16,777
Gannett Co., Inc.	3,781	50,552
John Wiley & Sons, Inc.	835	37,074
Lamar Advertising Co.*	916	25,190
Liberty Global, Inc.*	2,290	93,959
Liberty Media Corp. - Liberty Capital*	1,875	146,344
Madison Square Garden Co.*	992	28,411
McGraw-Hill Co.'s, Inc.	4,681	210,504
Omnicom Group, Inc.	4,441	197,980
Scripps Networks Interactive, Inc.	1,415	60,024
Time Warner Cable, Inc.	5,137	326,559
Time Warner, Inc.	15,971	577,192
Valassis Communications, Inc.*	809	15,557
Viacom, Inc., Class B	8,348	379,083
Virgin Media, Inc.	4,801	102,645
Washington Post Co., Class B	81	30,522
		3,256,243

Metals & Mining - 0.1%
Compass Minerals International, Inc.	516	35,527
Reliance Steel & Aluminum Co.	1,205	58,671
		94,198

Multiline Retail - 1.0%
Big Lots, Inc.*	1,046	39,497
Dillard's, Inc.	598	26,838
Dollar Tree, Inc.*	1,928	160,236
Family Dollar Stores, Inc.	1,766	101,828
Kohl's Corp.	4,053	200,016
Nordstrom, Inc.	2,687	133,571
Target Corp.	9,761	499,958
		1,161,944

Multi-Utilities - 0.6%
CMS Energy Corp.	4,055	89,534
Consolidated Edison, Inc.	4,589	284,656
Integrys Energy Group, Inc.	1,219	66,046
MDU Resources Group, Inc.	2,768	59,401
NiSource, Inc.	4,374	104,145
OGE Energy Corp.	1,531	86,823
		690,605

Office Electronics - 0.2%
Xerox Corp.	22,467	178,837
Zebra Technologies Corp.*	850	30,413
		209,250

Oil, Gas & Consumable Fuels - 2.0%
Bill Barrett Corp.*	678	23,099
Chesapeake Energy Corp.	10,411	232,061
Cimarex Energy Co.	1,380	85,422
Comstock Resources, Inc.*	733	11,215
Denbury Resources, Inc.*	6,356	95,976
Energen Corp.	1,153	57,650
EOG Resources, Inc.	4,283	421,918
EQT Corp.	2,396	131,277
EXCO Resources, Inc.	2,442	25,519
Pioneer Natural Resources Co.	1,944	173,949
Plains Exploration & Production Co.*	2,220	81,518
QEP Resources, Inc.	2,794	81,864
Quicksilver Resources, Inc.*	1,905	12,783
Range Resources Corp.	2,544	157,575
SM Energy Co.	1,039	75,951
Southern Union Co.	1,836	77,314
Southwestern Energy Co.*	5,467	174,616
Spectra Energy Corp.	10,229	314,542
Whiting Petroleum Corp.*	1,902	88,804
World Fuel Services Corp.	1,124	47,186
		2,370,239

Paper & Forest Products - 0.1%
AbitibiBowater, Inc.*	1,186	17,256
Domtar Corp.	581	46,457
MeadWestvaco Corp.	2,696	80,745
		144,458

Personal Products - 0.3%
Avon Products, Inc.	6,922	120,927
Estee Lauder Co.'s, Inc.	1,883	211,499
		332,426

Pharmaceuticals - 3.9%
Allergan, Inc.	4,907	430,540
Bristol-Myers Squibb Co.	27,413	966,034
Endo Pharmaceuticals Holdings, Inc.*	1,872	64,640
Hospira, Inc.*	2,604	79,084
Johnson & Johnson	43,646	2,862,305
Medicis Pharmaceutical Corp.	928	30,856
Perrigo Co.	1,348	131,160
Salix Pharmaceuticals Ltd.*	832	39,811
		4,604,430

Professional Services - 0.3%
FTI Consulting, Inc.*	686	29,100
IHS, Inc.*	772	66,516
Manpower, Inc.	1,347	48,155
Robert Half International, Inc.	2,288	65,116
The Dun & Bradstreet Corp.	777	58,143
Towers Watson & Co.	889	53,278
Verisk Analytics, Inc.*	2,192	87,965
		408,273

Real Estate Management & Development - 0.2%
Brookfield Office Properties, Inc.	4,130	64,593
CBRE Group, Inc.*	4,645	70,697
Forest City Enterprises, Inc.*	1,963	23,203
Howard Hughes Corp.*	406	17,933
Jones Lang LaSalle, Inc.	701	42,943
The St. Joe Co.*	1,462	21,433
		240,802

Road & Rail - 0.4%
Avis Budget Group, Inc.*	1,687	18,085
Con-way, Inc.	885	25,807
Genesee & Wyoming, Inc.*	623	37,741
Hertz Global Holdings, Inc.*	3,797	44,501
JB Hunt Transport Services, Inc.	1,546	69,678
Kansas City Southern*	1,733	117,861
Landstar System, Inc.	748	35,844
Old Dominion Freight Line, Inc.*	877	35,545
Ryder System, Inc.	822	43,681
		428,743

Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc.*	8,946	48,308
Altera Corp.	5,118	189,878
Analog Devices, Inc.	4,702	168,238
Applied Materials, Inc.	20,875	223,571
Atmel Corp.*	6,997	56,676
Cavium, Inc.*	778	22,118
Cypress Semiconductor Corp.*	2,471	41,735
Fairchild Semiconductor International, Inc.*	1,934	23,285
First Solar, Inc.*	892	30,114
Hittite Microwave Corp.*	453	22,369
Intel Corp.	81,253	1,970,385
Intersil Corp.	1,948	20,337
KLA-Tencor Corp.	2,651	127,911
Lam Research Corp.*	2,015	74,595
Linear Technology Corp.	3,341	100,330
LSI Corp.*	9,207	54,782
Marvell Technology Group Ltd.*	8,254	114,318
MEMC Electronic Materials, Inc.*	3,562	14,034
Microchip Technology, Inc.	3,011	110,293
Micron Technology, Inc.*	13,664	85,947
Netlogic Microsystems, Inc.*	1,115	55,271
Novellus Systems, Inc.*	1,119	46,203
NVIDIA Corp.*	9,401	130,298
Omnivision Technologies, Inc.*	957	11,709
ON Semiconductor Corp.*	7,254	56,001
PMC - Sierra, Inc.*	3,513	19,357
Semtech Corp.*	1,056	26,210
Silicon Laboratories, Inc.*	721	31,306
Skyworks Solutions, Inc.*	2,906	47,135
Teradyne, Inc.*	2,753	37,523
Texas Instruments, Inc.	18,252	531,316
TriQuint Semiconductor, Inc.*	2,648	12,896
Xilinx, Inc.	4,206	134,844
		4,639,293

Software - 4.9%
Adobe Systems, Inc.*	7,802	220,563
ANSYS, Inc.*	1,487	85,175
Ariba, Inc.*	1,556	43,692
Autodesk, Inc.*	3,621	109,825
BMC Software, Inc.*	2,715	88,998
CA, Inc.	5,904	119,349
Cadence Design Systems, Inc.*	4,173	43,399
Check Point Software Technologies Ltd.*	2,699	141,805
Citrix Systems, Inc.*	2,966	180,096
Compuware Corp.*	3,562	29,636
Concur Technologies, Inc.*	732	37,178
Electronic Arts, Inc.*	5,281	108,789
FactSet Research Systems, Inc.	691	60,310
Fortinet, Inc.*	1,929	42,071
Informatica Corp.*	1,727	63,778
Intuit, Inc.	4,384	230,555
MICROS Systems, Inc.*	1,270	59,157
Microsoft Corp.	119,249	3,095,704
Nuance Communications, Inc.*	3,634	91,431
Parametric Technology Corp.*	1,849	33,763
Progress Software Corp.*	985	19,060
Red Hat, Inc.*	3,048	125,852
Rovi Corp.*	1,757	43,187
Salesforce.com, Inc.*	1,952	198,050
Solera Holdings, Inc.	1,104	49,172
SuccessFactors, Inc.*	1,340	53,426
Symantec Corp.*	11,844	185,359
Synopsys, Inc.*	2,317	63,022
TIBCO Software, Inc.*	2,631	62,907
VMware, Inc.*	1,341	111,558
		5,796,867

Specialty Retail - 3.3%
Aaron's, Inc.	1,195	31,883
Advance Auto Parts, Inc.	1,185	82,511
American Eagle Outfitters, Inc.	3,089	47,231
ANN, Inc.*	833	20,642
Ascena Retail Group, Inc.*	1,008	29,958
Bed Bath & Beyond, Inc.*	3,950	228,981
Best Buy Co., Inc.	4,711	110,096
CarMax, Inc.*	3,568	108,753
Chico's FAS, Inc.	2,799	31,181
GameStop Corp.*	2,298	55,451
Limited Brands, Inc.	4,063	163,942
Lowe's Co.'s, Inc.	20,114	510,493
O'Reilly Automotive, Inc.*	2,047	163,658
PetSmart, Inc.	1,851	94,938
RadioShack Corp.	1,732	16,818
Ross Stores, Inc.	3,712	176,431
Sally Beauty Holdings, Inc.*	1,922	40,612
Signet Jewelers Ltd.	1,359	59,742
Staples, Inc.	11,266	156,485
The Gap, Inc.	4,070	75,498
The Home Depot, Inc.	24,599	1,034,142
Tiffany & Co.	2,017	133,646
TJX Co.'s, Inc.	6,018	388,462
Tractor Supply Co.	1,154	80,953
Ulta Salon Cosmetics & Fragrance, Inc.*	793	51,481
Williams-Sonoma, Inc.	1,484	57,134
		3,951,122

Textiles, Apparel & Luxury Goods - 0.8%
CROCS, Inc.*	1,437	21,224
Deckers Outdoor Corp.*	609	46,022
Fossil, Inc.*	859	68,170
Hanesbrands, Inc.*	1,523	33,293
Nike, Inc., Class B	6,015	579,665
PVH Corp.	991	69,856
Under Armour, Inc.*	633	45,443
Wolverine World Wide, Inc.	790	28,156
		891,829

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	2,696	31,112
First Niagara Financial Group, Inc.	4,658	40,199
Hudson City Bancorp, Inc.	8,030	50,187
New York Community Bancorp, Inc.	6,879	85,093
People's United Financial, Inc.	5,965	76,650
Washington Federal, Inc.	1,789	25,028
		308,269

Trading Companies & Distributors - 0.4%
Fastenal Co.	4,658	203,135
MSC Industrial Direct Co., Inc.	714	51,087
W.W. Grainger, Inc.	931	174,274
Watsco, Inc.	443	29,087
WESCO International, Inc.*	656	34,775
		492,358

Water Utilities - 0.0%
Aqua America, Inc.	2,159	47,606

Wireless Telecommunication Services - 0.6%
American Tower Corp.	6,278	376,743
Crown Castle International Corp.*	3,847	172,346
MetroPCS Communications, Inc.*	5,131	44,537
NII Holdings, Inc.*	2,727	58,085
SBA Communications Corp.*	1,761	75,652
Telephone & Data Systems, Inc.	764	19,780
		747,143

Total Equity Securities (Cost $102,514,020)		115,061,332

U.S. TREASURY - 0.6%	PRINCIPAL AMOUNT
United States Treasury Bills, 1/12/12^	$650,000	649,994

Total U.S. Treasury (Cost $649,994)		649,994

TIME DEPOSIT - 2.2%
State Street Time Deposit, 0.113%, 1/3/12	2,663,016	2,663,016

Total Time Deposit (Cost $2,663,016)		2,663,016

TOTAL INVESTMENTS (Cost $105,827,030) - 99.9%		118,374,342
Other assets and liabilities, net - 0.1%		75,287
NET ASSETS - 100%		$118,449,629

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	20	3/12	$909,800	($11,637)
E-Mini S&P 500 Index^	39	3/12	2,442,570	5,916
Total Purchased				($5,721)

^ Futures collateralized by $650,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the "Fund"), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Effective, March 1, 2010, Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At December 31, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality, with a maturity at issuance of 60 days or less, generally are valued at amortized cost, which approximates fair value; those for which quotations are not readily available are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$115,061,332	-	-	$115,061,332
U.S. government obligations	-	$649,994	-	$649,994
Other debt obligations	-	2,663,016	-	$2,663,016
TOTAL	$115,061,332	$3,313,010	-	$118,374,342

Other financial instruments**	($5,721)	-	-	($5,721)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

NNUAL REPORT CALVERT SOCIAL INDEX FUND - 35

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts.  The Fund is subject to market risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the year, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.  The Fund’s futures contracts at period end, as presented in the Schedule of Investments, generally are indicative of the volume of futures contract activity during the period.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made, and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a narrative description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The cost of investments owned at December 31, 2011 for federal income tax purposes was $109,364,330. Net unrealized appreciation aggregated $9,010,012 of which $23,226,160 related to appreciated securities and $14,216,148 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $900,355, $534,245, $864,557, and $2,870,112 at September 30, 2011 may be utilized to offset future capital gains until expiration in September 2012, September 2014, September 2017, and September 2018, respectively.

Capital losses may be used to offset future taxable capital gains until expiration.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby

D. Wayne Silby – President

Date:    February 28, 2012

/s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            Senior Vice President – Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012